The components of the deferred tax asset and deferred tax liability (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
The components of the deferred tax asset and deferred tax liability
Deferred tax assets	$ 8,651,232	$ 7,975,752
Valuation allowance	(8,651,232)	(7,975,752)
Net deferred tax asset after valuation allowance	0	$ 0
Net operating loss carryforwards for financial statement purposes for Federal Income tax	22,925,000
Net operating loss carryforwards for financial statement purposes for state income tax	$ 9,000,574